Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Profit or loss [abstract]
Revenues	$ 10,367.0	$ 10,033.4
Cost of sales	7,765.7	7,534.0
Gross profit	2,601.3	2,499.4
Operating expenses
Selling and marketing	480.0	433.8
Research and development	441.5	367.7
General and administrative	380.2	341.1
Other operating expenses (income)	26.3	(10.3)
Impairment charge	116.3
Total operating expenses	1,444.3	1,132.3
Operating income	1,157.0	1,367.1
Financing costs	209.3	114.8
Financing income	(16.6)	(6.0)
Foreign exchange loss on long-term debt	10.2	92.4
Income before income taxes	954.1	1,165.9
Income tax expense	209.6	300.5
Net income	744.5	865.4
Attributable to shareholders	743.4	863.9
Attributable to non-controlling interest	$ 1.1	$ 1.5
Basic earnings per share	$ 9.63	$ 10.88
Diluted earnings per share	$ 9.47	$ 10.67